Related party transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	37.00%	21.97%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage		15.08%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%	20.54%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%	20.54%